Derivative Financial Instruments - Summary Of Detailed Information About Financial Instruments (Detail) S/ in Thousands, $ in Thousands, $ in Thousands		6 Months Ended
	Dec. 18, 2024 USD ($)	Jun. 30, 2025 PEN (S/)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MXN ($)	Mar. 07, 2025 USD ($)	Jan. 23, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Sep. 30, 2024 MXN ($)	Apr. 30, 2024 PEN (S/)	Apr. 30, 2024 USD ($)	Apr. 25, 2024 USD ($)	Mar. 22, 2024 USD ($)	Nov. 29, 2022 PEN (S/)	Nov. 29, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount		S/ 4,850,079					S/ 5,048,548
Derivative Financial Instruments maturity Year	2029
Derivative financial assets		44,472					67,472
Current derivative financial assets		1,004					8,962
Non-current derivative financial assets		43,468					58,510
Derivative financial liabilities		71,935					42,370
Current derivative financial liabilities		29,778					15,273
Non-current derivative financial liabilities		S/ 42,157					27,097
Fx operation Agreement Call Spread 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $					$ 253,000	$ 108,500						$ 253,000
Fx operation Agreement Call Spread 2029 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 253,000
Derivative Financial Instruments maturity Year		2029
Derivative financial assets		S/ 34,006					38,849
Fx operation Agreement – Call Spread (Long Put) 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 47,000
Fx operation Agreement – Call Spread (Long Put) 2025 | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			47,000
Derivative Financial Instruments maturity Year		2025
Derivative financial assets		S/ 0					(2,856)
Derivative financial liabilities		S/ 5,700					0
Fx operation Agreement – Call Spread (Short Call) 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 47,000
Fx operation Agreement – Call Spread (Short Call) 2025 | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			47,000
Derivative Financial Instruments maturity Year		2025
Derivative financial assets		S/ 0					7,825
Derivative financial liabilities		S/ (1,751)
Fx operation Agreement – Call Spread 2028 One | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			108,500
Derivative Financial Instruments maturity Year		2028
Derivative financial assets		S/ 9,462					0
Fx operation Agreement – Single Call 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount | $											$ 30,000
Fx operation Agreement – Single Call 2028 | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			30,000
Derivative Financial Instruments maturity Year		2028
Derivative financial assets		S/ 1,004					6,337
Fx operation Agreement – Call Spread 2028 Two | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			2,082
Derivative Financial Instruments maturity Year		2028
Derivative financial assets		S/ 0					205
Fx operation Agreement – Call Spread 2028 Three | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			50,918
Derivative Financial Instruments maturity Year		2028
Derivative financial assets		S/ 0					5,534
Fx operation Agreement – Call Spread 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount													S/ 238,650	$ 55,500
Fx operation Agreement – Call Spread 2026 | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			55,500
Derivative Financial Instruments maturity Year		2026
Derivative financial assets		S/ 0					4,828
Interest Rate Swap – TIIE 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 1,705,351		$ 3,410,703
Interest Rate Swap – TIIE 2028 | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 1,705,351
Derivative Financial Instruments maturity Year		2028
Derivative financial assets		S/ 0					6,750
Fx operation Agreement – Forward 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			3,000
Fx operation Agreement – Forward 2025 | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			3,000
Derivative Financial Instruments maturity Year		2025
Derivative financial liabilities		S/ 215
Interest Rate Swap – TIIE 2028 One | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				3,410,702
Derivative Financial Instruments maturity Year		2028
Derivative financial liabilities		S/ 54,793					38,471
Interest Rate Swap – SOFR 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount									S/ 77,500
Interest Rate Swap – SOFR 2028 | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 77,500
Derivative Financial Instruments maturity Year		2028
Derivative financial liabilities		S/ 6,763					S/ 3,899
Interest Rate Swap – TIIE 2028 Two | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 1,705,351
Derivative Financial Instruments maturity Year		2028
Derivative financial liabilities		S/ 6,215